Label	Element	Value
Western Asset High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTERN ASSET HIGH YIELD FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximize total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The accompanying table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds distributed through Franklin Distributors, LLC (“Franklin Distributors” or the “Distributor”), the fund’s distributor. More information about these and other discounts is available from your Service Agent, in the fund’s Prospectus on page 31 under the heading “Additional information about each share class,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” on page A‑1 of the fund’s Prospectus and in the fund’s Statement of Additional Information (“SAI”) on page 85 under the heading “Sales Charge Waivers and Reductions for Class A Shares.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the Distributor to sell shares of the fund.
If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%)(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds distributed through Franklin Distributors, LLC (“Franklin Distributors” or the “Distributor”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
•	You invest $10,000 in the fund for the time periods indicated
•
Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)

•	You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund will invest at least 80% of its net assets in U.S. dollar denominated debt or fixed income securities that are rated below investment grade at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or are of a comparable quality as determined by the subadviser. The fund considers securities that are rated below the Baa or BBB categories to be rated below investment grade. Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.”
In deciding among the securities in which the fund may invest, the subadviser takes into account the credit quality, country of issue, interest rate, liquidity, maturity and yield of a security as well as other factors, including the fund’s effective duration and prevailing and anticipated market conditions. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of particular features of a security (for example, some bonds can be prepaid by the issuer.) The fund may invest in securities of any maturity. The maturity of a fixed income security is a measure of the time remaining until the final payment on the security is due. The fund is permitted to invest up to 20% of its total assets in non‑U.S. dollar denominated non‑U.S. securities.
As part of its principal investment strategies, the fund may invest in asset- and mortgage-backed securities, which includes privately-issued and non‑investment grade mortgage-backed securities, asset-backed securities and collateralized debt obligations, as well as loans, including senior loans, junior (or other subordinated loans) and covenant-lite loans, and inflation-indexed securities.
Instead of, and/or in addition to, investing directly in particular securities, the fund may use derivatives, including futures, such as bond and interest rate futures, options on bond and interest rate futures, swaps, foreign currency futures, forwards and options. In particular, the fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps), and/or futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. To the extent that the fund counts derivatives towards compliance with its 80% policy, such instruments are valued based on their market value or fair value (determined in accordance with the fund’s valuation procedures) or, when the subadviser determines that the notional value of such instruments is a more appropriate measure of the fund’s exposure to economic characteristics of investments that are consistent with the fund’s 80% policy, at such notional value. The fund may use currency related transactions involving futures contracts, options on futures contracts, indexed securities and other derivative instruments (collectively, “Financial Instruments”). These Financial Instruments may be used without limit, subject to applicable regulatory requirements, for either hedging purposes, or to implement a currency investment strategy.
The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and an additional index with characteristics relevant to the fund. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at www.franklintempleton.com/mutualfunds (select fund and share class), or by calling the fund at 877‑6LM‑FUND/656‑3863.
The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and an additional index with characteristics relevant to the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877‑6LM‑FUND/656‑3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.franklintempleton.com/mutualfunds (select fund and share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%) Before taxes
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (06/30/2020): 10.92 Worst Quarter (03/31/2020): (14.24) The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was 2.54
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)1(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after‑tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after‑tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after‑tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns for classes other than Class I will vary from returns shown for Class I.

Western Asset High Yield Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Western Asset High Yield Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.
Western Asset High Yield Fund | Market and interest rate risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market and interest rate risk. The market prices of securities held by the fund may go up or down, sometimes rapidly or unpredictably. If the market prices of the fund’s securities fall, the value of your investment in the fund will decline. The market price of a security may fall due to general market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of securities.
The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund. Recently, there have been inflationary price movements. As a result, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. The U.S. Federal Reserve has raised interest rates from historically low levels. It may continue to raise interest rates or take other actions which may increase market volatility to the extent inconsistent with general market expectations. In addition, further changes in monetary or fiscal policy may exacerbate the risks associated with changing interest rates. Any additional interest rate increases in the future could cause the value of the fund’s holdings to decrease. It cannot be predicted when inflation will return to more normalized levels or how long financial authorities will counter inflationary pressures with monetary tightening.
The maturity of a security may be significantly longer than its duration. A security’s maturity and other features may be more relevant than its duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Western Asset High Yield Fund | Inflation risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Inflation risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as prices go up and the purchasing power of money goes down. The market prices of debt securities generally fall as inflation increases because the purchasing power of the principal and income is expected to be less when paid. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally.

Western Asset High Yield Fund | Credit risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or its credit is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities (meaning securities that rank below other securities with respect to claims on the issuer’s assets) are more likely to suffer a credit loss than non‑subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Western Asset High Yield Fund | High yield junk bonds risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
High yield (“junk”) bonds risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds, including the risk of default on the payment of interest or principal. High yield bonds are considered speculative, typically have lower liquidity and are more difficult to value than higher grade bonds. High yield bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Western Asset High Yield Fund | Derivatives risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains, such as when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the fund’s subadviser. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the fund than an investment in the underlying asset, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments have adopted and implemented regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value. When the fund sells credit protection via a credit default swap, credit risk increases since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

Western Asset High Yield Fund | Cybersecurity risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
Cybersecurity risk. Like other funds and business enterprises, the fund, the manager, the subadvisers and their service providers are subject to the risk of cyber incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information) or proprietary information, cause the fund, the manager, the subadvisers and/or their service providers (including, but not limited to, fund accountants, custodians, sub‑custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. The fund, the manager, and the subadvisers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the fund, the manager, and/or the subadvisers. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund’s ability to plan for or respond to a cyber attack.
These and other risks are discussed in more detail in the Prospectus or in the Statement of Additional Information.

Western Asset High Yield Fund | Leverage risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Leverage risk. The value of your investment may be more volatile if the fund borrows or uses instruments, such as derivatives, that have a leveraging effect on the fund’s portfolio. Other risks described in the Prospectus also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations created by the use of leverage or derivatives. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets. In addition, the fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the fund’s assets declines between the time a redemption request is deemed to be received by the fund and the time the fund liquidates assets to meet redemption requests.

Western Asset High Yield Fund | Investment in loans risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Investment in loans risk. Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, credit risk, interest rate risk, prepayment risk, and extension risk. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. This means loans are often subject to significant credit risks, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. This risk of default will increase in the event of an economic downturn or a substantial increase in interest rates (which will increase the cost of the borrower’s debt service). Transactions in loans may settle on a delayed basis. As a result, the proceeds from the sale of a loan may not be available to make additional investments or to meet the fund’s redemption obligations. Because junior loans are unsecured and subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Bank loans may not be considered securities under federal securities laws and therefore, the fund may not have the protections afforded by U.S. federal securities laws with respect to such investments.

Western Asset High Yield Fund | Covenant lite loans risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Covenant lite loans risk. Covenant lite loans contain fewer maintenance covenants, or no maintenance covenants at all, than traditional loans and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. Accordingly, the fund may have fewer rights against a borrower when it invests in or has exposure to covenant lite loans. This may expose the fund to greater credit risk associated with the borrower and reduce the fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle.

Western Asset High Yield Fund | Risks relating to inflation indexed securities [Member]
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Risk [Text Block]	rr_RiskTextBlock
Risks relating to inflation-indexed securities. The value of inflation-indexed fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities. The fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the fund holds an inflation-indexed security, the fund may earn less on the security than on a conventional bond.

Western Asset High Yield Fund | Mortgage backed and asset backed securities risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Mortgage-backed and asset-backed securities risk. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Investments in asset-backed securities are subject to similar risks. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited, and therefore certain asset-backed securities present a heightened level of risk.

Western Asset High Yield Fund | Illiquidity risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Illiquidity risk. Some assets held by the fund may be or become impossible or difficult to sell and some assets that the fund wants to invest in may be impossible or difficult to purchase, particularly during times of market turmoil or due to adverse changes in the conditions of a particular issuer. These illiquid assets may also be volatile and difficult to value. Markets may become illiquid quickly. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers have been less willing to make markets in recent years. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the fund’s ability to buy or sell such securities. During times of market turmoil, there have been, and may be, no buyers or sellers for securities in entire asset classes. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the fund may be forced to sell at a substantial loss or may not be able to sell at all. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer). The liquidity of certain assets, particularly of privately-issued and non‑investment grade mortgage-backed securities, asset-backed securities and collateralized debt obligations, may be difficult to ascertain and may change over time.

Western Asset High Yield Fund | Foreign investments and emerging markets risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Foreign investments and emerging markets risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk as compared to investments in U.S. securities or issuers with predominantly U.S. exposure, such as less liquid, less transparent, less regulated and more volatile markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, political, economic, financial or social instability, terrorism, armed conflicts and other geopolitical events, and the impact of tariffs and other restrictions on trade or economic sanctions. Geopolitical or other events such as nationalization or expropriation could even cause the loss of the fund’s entire investment in one or more countries.
In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in certain foreign markets, particularly emerging market countries, and shareholders may have limited legal remedies. To the extent the fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.
The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic and political conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The fund may be unable or may choose not to hedge its foreign currency exposure.
Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories. Settlement of trades in these markets can take longer than in other markets and the fund may not receive its proceeds from the sale of certain securities for an extended period (possibly several weeks or even longer).
The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Their economies tend to be less diversified than those of more developed countries. They typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic or a natural disaster. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Western Asset High Yield Fund | Prepayment or call risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Prepayment or call risk. Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the fund may not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The fund may also lose any premium it paid to purchase the securities.

Western Asset High Yield Fund | Extension risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.

Western Asset High Yield Fund | Risk of investing in fewer issuers [Member]
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Risk [Text Block]	rr_RiskTextBlock
Risk of investing in fewer issuers. To the extent the fund invests its assets in a small number of issuers, or in issuers in related businesses or that are subject to related operating risks, the fund will be more susceptible to negative events affecting those issuers.

Western Asset High Yield Fund | Valuation risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the fund’s investments involves subjective judgment, which may prove to be incorrect.

Western Asset High Yield Fund | Market events risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Market events risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the fund’s investments may be negatively affected. Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non‑performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the fund’s investments.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the fund’s investments, impair the fund’s ability to satisfy redemption requests, and negatively impact the fund’s performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the fund’s assets may go down.

Western Asset High Yield Fund | Hedging risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Hedging risk. There can be no assurance that the fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Western Asset High Yield Fund | Portfolio management risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Portfolio management risk. The value of your investment may decrease if the subadvisers’ judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates or other market factors, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools and data used by the subadvisers. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadvisers and could have an adverse effect on the value or performance of the fund.

Western Asset High Yield Fund | Portfolio turnover risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio turnover risk. Active and frequent trading will increase a shareholder’s tax liability and the fund’s transaction costs, which could detract from fund performance.
Western Asset High Yield Fund | Redemption risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Redemption risk. The fund may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the fund’s net asset value, performance, or ability to satisfy redemptions in a timely manner, which could cause the value of your investment to decline.

Western Asset High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%	[1],[2]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[4]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.99%
1 year	rr_ExpenseExampleYear01	$ 472
3 years	rr_ExpenseExampleYear03	678
5 years	rr_ExpenseExampleYear05	901
10 years	rr_ExpenseExampleYear10	1,541
1 year	rr_ExpenseExampleNoRedemptionYear01	472
3 years	rr_ExpenseExampleNoRedemptionYear03	678
5 years	rr_ExpenseExampleNoRedemptionYear05	901
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,541
1 year	rr_AverageAnnualReturnYear01	7.78%	[7]
5 years	rr_AverageAnnualReturnYear05	3.51%	[7]
10 years	rr_AverageAnnualReturnYear10	2.73%	[7]
Western Asset High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.73%
1 year	rr_ExpenseExampleYear01	$ 276
3 years	rr_ExpenseExampleYear03	546
5 years	rr_ExpenseExampleYear05	940
10 years	rr_ExpenseExampleYear10	1,847
1 year	rr_ExpenseExampleNoRedemptionYear01	176
3 years	rr_ExpenseExampleNoRedemptionYear03	546
5 years	rr_ExpenseExampleNoRedemptionYear05	940
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,847
1 year	rr_AverageAnnualReturnYear01	10.15%	[7]
5 years	rr_AverageAnnualReturnYear05	3.65%	[7]
10 years	rr_AverageAnnualReturnYear10	2.39%	[7]
Western Asset High Yield Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	$ 132
3 years	rr_ExpenseExampleYear03	427
5 years	rr_ExpenseExampleYear05	743
10 years	rr_ExpenseExampleYear10	1,640
1 year	rr_ExpenseExampleNoRedemptionYear01	132
3 years	rr_ExpenseExampleNoRedemptionYear03	427
5 years	rr_ExpenseExampleNoRedemptionYear05	743
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,640
1 year	rr_AverageAnnualReturnYear01	11.66%	[7]
5 years	rr_AverageAnnualReturnYear05	4.09%	[7]
10 years	rr_AverageAnnualReturnYear10	2.86%	[7]
Western Asset High Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	244
5 years	rr_ExpenseExampleYear05	426
10 years	rr_ExpenseExampleYear10	953
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	244
5 years	rr_ExpenseExampleNoRedemptionYear05	426
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 953
2014	rr_AnnualReturn2014	(0.11%)
2015	rr_AnnualReturn2015	(7.19%)
2016	rr_AnnualReturn2016	15.98%
2017	rr_AnnualReturn2017	7.09%
2018	rr_AnnualReturn2018	(2.96%)
2019	rr_AnnualReturn2019	14.88%
2020	rr_AnnualReturn2020	6.61%
2021	rr_AnnualReturn2021	5.70%
2022	rr_AnnualReturn2022	(13.60%)
2023	rr_AnnualReturn2023	12.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	year‑to‑date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.24%)
1 year	rr_AverageAnnualReturnYear01	12.28%	[7]
5 years	rr_AverageAnnualReturnYear05	4.66%	[7]
10 years	rr_AverageAnnualReturnYear10	3.45%	[7]
Western Asset High Yield Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	$ 66
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	375
10 years	rr_ExpenseExampleYear10	843
1 year	rr_ExpenseExampleNoRedemptionYear01	66
3 years	rr_ExpenseExampleNoRedemptionYear03	214
5 years	rr_ExpenseExampleNoRedemptionYear05	375
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 843
1 year	rr_AverageAnnualReturnYear01	12.32%	[7]
5 years	rr_AverageAnnualReturnYear05	4.76%	[7]
10 years	rr_AverageAnnualReturnYear10	3.51%	[7]
Western Asset High Yield Fund | Return after taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.96%	[7]
5 years	rr_AverageAnnualReturnYear05	2.19%	[7]
10 years	rr_AverageAnnualReturnYear10	0.90%	[7]
Western Asset High Yield Fund | Return after taxes on distributions and sale of fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.16%	[7]
5 years	rr_AverageAnnualReturnYear05	2.52%	[7]
10 years	rr_AverageAnnualReturnYear10	1.47%	[7]
Western Asset High Yield Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.53%	[7]
5 years	rr_AverageAnnualReturnYear05	1.10%	[7]
10 years	rr_AverageAnnualReturnYear10	1.81%	[7]
Western Asset High Yield Fund | Bloomberg U.S. Corporate High Yield—2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.44%	[7]
5 years	rr_AverageAnnualReturnYear05	5.35%	[7]
10 years	rr_AverageAnnualReturnYear10	4.59%	[7]

[1]
Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Additional information about each share class — Sales charges” in the Prospectus.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where Franklin Distributors is the broker-dealer of record (“Distributor Accounts”).
[3]	Maximum deferred sales charge (load) may be reduced over time.
[4]
You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]
If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.

[6]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses), so that the ratio of total annual fund operating expenses will not exceed 1.01% for Class A shares, 1.80% for Class C shares, 1.30% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect. In addition, the manager has agreed to waive the fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed above.

[7]	The total returns include gains from the settlement of securities litigation. Without these gains, total returns would have been lower.